GENERAL - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 03, 2022
General
Accumulated deficit	$ 481,608	$ 83,819
Aggregate gross proceeds of amount of ordinary shares issue and sell under business combination agreement	75,000
Loss from operations	481,608
Net loss	397,789	$ 17,050	$ 17,563
Gross increase in cash	$ 20,000
Percentage of employees worked from home during COVID-19	50.00%
Period in which employees worked from home during COVID-19	8 months
Cash expenses in cash related transactions	$ 18,700
Amount of ordinary shares issue and sell under business combination agreement	$ 77,250
Long Term Loan
General
Loan amount received				$ 55,000